Earnings per share (Tables)	12 Months Ended
Jun. 30, 2026
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Summary of Earnings Per Share

	2026	2025	2024
Earnings attributable to BHP shareholders (US$M)	9,833	9,019	7,897
Weighted average number of shares (Million)
- Basic	5,078	5,073	5,068
- Diluted	5,089	5,083	5,077
Earnings per ordinary share (US cents)
- Basic	193.6	177.8	155.8
- Diluted	193.2	177.4	155.5
Headline earnings per ordinary share (US cents)
- Basic	239.1	182.4	195.9
- Diluted	238.6	182.0	195.6

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders

Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2026	2025	2024
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	9,833	9,019	7,897
Adjusted for:
Loss/(gain) on sales of property, plant and equipment, intangibles and investments	1	(3)	(29)
Impairment of property, plant and equipment and intangibles net of reversals	2,405	154	3,905
(Gain)/loss on disposal of subsidiaries and operations	(65)	117	(915)
Tax effect of above adjustments	(30)	(34)	(928)
Subtotal of adjustments	2,311	234	2,033
Headline earnings	12,144	9,253	9,930
Diluted headline earnings	12,144	9,253	9,930